Offerings - Offering: 1	Sep. 11, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.1475
Maximum Aggregate Offering Price	$ 2,295,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 351.37
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may from time to time be offered or issued in respect of the securities registered by this registration statement as a result of any stock dividend, stock split, recapitalization or other similar transaction.Rule 457(c) and Rule 457(h).Represents shares of the issuer’s common stock issuable pursuant to the issuer’s 2022 Equity Incentive Plan, as amended by Amendment No. 2 to increase the number of shares of common stock reserved for issuance thereunder, which amendment was approved by the issuer’s stockholders on July 30, 2025.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. Based on the average of the high ($1.20) and low ($1.095) sale prices of the common stock, as reported on NYSE American on September 9, 2025, which date is within five business days prior to filing this registration statement.